PARTNERS' CAPITAL AND MEMBERS' EQUITY - (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Partners' Capital [Abstract]
Schedule of Stockholders Equity [Table Text Block]
Our units outstanding as of March 31, 2015 are as follows (in units):

		Owned by Parent
	Partners’ Capital
	Public		Class B		General
	Common	Common	Convertible	Subordinated	Partner
Units outstanding as of December 31, 2014	21,684,543	2,116,400	14,889,078	12,213,713	1,038,852
In-kind distributions and general partner issuances to maintain 2.0% ownership	—	—	260,558	—	5,318
Units outstanding as of March 31, 2015	21,684,543	2,116,400	15,149,636	12,213,713	1,044,170

Our units outstanding as of December 31, 2014 are as follows (in units):

		Partners’ Capital

			Owned By Parent

	Series A	Public	Holdings	Class B		General
	Preferred	Common	Common	Convertible	Subordinated	Partner
Units outstanding as of December 31, 2013	1,769,915	10,390,272	—	—	12,213,713	534,638
Issuance of common units	—	9,200,000	—	—	—	187,755
Holdings Transaction	—	—	1,863,713	—	—	—
Series A Convertible preferred conversion to common units	(1,832,399)	1,762,951	252,687	—	—	—
Issuance of Class B Convertible Units	—	—	—	14,633,000	—	—
Vesting of LTIP units, net	—	331,320	—	—	—	—
In-kind distributions and general partner issuances to maintain 2.0% ownership	62,484	—	—	256,078	—	316,459
Units outstanding as of December 31, 2014	—	21,684,543	2,116,400	14,889,078	12,213,713	1,038,852